Accounts payable and accrued liabilities (Q3)	9 Months Ended
Apr. 30, 2025
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities
8.	Accounts payable and accrued liabilities

	April 30, 2025	July 31, 2024
Accounts payable	$1,269,316	$5,503,968
Accrued liabilities	6,243,369	492,925
Excise taxes payable	2,410,973	—
Income taxes payable	99,256	101,009
	$10,022,914	$6,097,902